S-K 1604(a)(3) De-SPAC Forepart, Compensation	Mar. 11, 2026 USD ($) $ / shares shares
Founder Shares [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares | shares	9,932,246
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount | $	$ 100,000
Warrants [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares | shares	3,719,000
De-SPAC Forepart, Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.01561
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount | $	$ 58,060